Exhibit 99.8 Schedule 3

Field Name	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans	Comments
# of Bathrooms	0	2	0.0%	14
# of Bedrooms	0	2	0.0%	14
Borrower Name	0	14	0.0%	14
Debt Service Coverage Ratio (DSCR)	4	14	28.6%	14	Diligence system rounding impacted results
First Payment Date	0	14	0.0%	14
Investor: Qualifying Total Debt Ratio	4	14	28.6%	14	Diligence system rounding impacted results
Loan Amortization Type	0	9	0.0%	14
Loan Purpose	0	9	0.0%	14
Number Of Units	0	14	0.0%	14
Original Appraisal Date	2	14	14.3%	14
Original Appraised Value	1	14	7.1%	14
Original Loan Amount	0	14	0.0%	14
Original Stated P&I	2	14	14.3%	14
Original Stated Rate	0	14	0.0%	14
Prepayment Penalty Term Months	1	4	25.0%	14
Property Address Street	0	14	0.0%	14
Property Postal Code	0	14	0.0%	14
Property City	0	14	0.0%	14
Property State	0	14	0.0%	14
Representative Score	2	14	14.3%	14
Stated Maturity Date	0	14	0.0%	14
Subject Property Type	0	14	0.0%	14
Closing Date	4	14	28.6%	14